Initial Public Offering	4 Months Ended
Jun. 30, 2026
Initial Public Offering [Abstract]
Initial Public Offering
Note 3 — Initial Public Offering
Pursuant to the Initial Public Offering on May 21, 2026, the Company sold 7,500,000 Public Shares at a price of $10.00 per Public Share, generating gross proceeds of $75,000,000.